Related Parties - Summary of Shares granted (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) R$ / shares
Summary of related parties [line items]
Balance of number of shares granted	1,224,524
Total grant costs, including taxes	R$ 76,602
Accumulated recognized grant costs	(61,393)
Accumulated unrecognized grant costs	R$ 15,209
Sharebased payment arrangements 1 [member]
Summary of related parties [line items]
Grant date	March 13, 2017
Balance of number of shares granted	200,000
Vesting period	2022 to 2024
Market price of shares on the grant date | R$ / shares	R$ 34.00
Total grant costs, including taxes	R$ 9,378
Accumulated recognized grant costs	(4,513)
Accumulated unrecognized grant costs	R$ 4,865
Sharebased payment arrangements 2 [member]
Summary of related parties [line items]
Grant date	March 4, 2016
Balance of number of shares granted	380,000
Vesting period	2021 to 2023
Market price of shares on the grant date | R$ / shares	R$ 32.72
Total grant costs, including taxes	R$ 17,147
Accumulated recognized grant costs	(11,164)
Accumulated unrecognized grant costs	R$ 5,983
Sharebased payment arrangements 3 [member]
Summary of related parties [line items]
Grant date	December 10, 2014
Balance of number of shares granted	533,324
Vesting period	2019 to 2021
Market price of shares on the grant date | R$ / shares	R$ 25.32
Total grant costs, including taxes	R$ 27,939
Accumulated recognized grant costs	(23,967)
Accumulated unrecognized grant costs	R$ 3,972
Sharebased payment arrangements 4 [member]
Summary of related parties [line items]
Grant date	March 5, 2014
Balance of number of shares granted	111,200
Vesting period	2020 to 2021
Market price of shares on the grant date | R$ / shares	R$ 26.08
Total grant costs, including taxes	R$ 5,999
Accumulated recognized grant costs	(5,610)
Accumulated unrecognized grant costs	R$ 389
Sharebased payment arrangements 5 [member]
Summary of related parties [line items]
Grant date	November 7, 2012
Vesting period	2019
Market price of shares on the grant date | R$ / shares	R$ 21.45
Total grant costs, including taxes	R$ 16,139
Accumulated recognized grant costs	R$ (16,139)